Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Commitments and Contingencies Disclosure [Line Items]
Total commitments to originate loans	$ 1,139,963,000	$ 197,024,000	$ 1,348,334,000
Total principal amount of certain refinancing loans purchased	4,145,339,770	1,315,888,241	9,682,581,000
Rent Expense	1,259,216	745,620
Various States | Minimum
Commitments and Contingencies Disclosure [Line Items]
Minimum net worth requirement	0	0
Various States | Maximum
Commitments and Contingencies Disclosure [Line Items]
Minimum net worth requirement	1,000,000	1,000,000
Scenario, Previously Reported
Commitments and Contingencies Disclosure [Line Items]
Total commitments to originate loans	1,139,964,000
Failure of correspondent to obtain a release from prior mortgage loan
Commitments and Contingencies Disclosure [Line Items]
Total principal amount of certain refinancing loans purchased			$ 5,163,000